Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net loss	$ (20,100)	$ (11,491)
Adjustments to reconcile net loss to net cash used in operating activities:
Recognition of deferred revenue	(198)	(789)
Depreciation	178	121
Amortization of operating lease right-of-use assets	741
Amortization of debt discount	127	303
Stock-based compensation	5,208	703
Realized gain on investments	(75)
Gain on sale of equipment		(9)
Changes in:
Prepaid expenses and other current assets	389	23
Accounts payable	(2,813)	1,471
Collaboration and device development payable	(830)	146
Accrued expenses	(1,166)	(68)
Operating lease liabilities	(784)
Other liabilities	119
Net cash used in operating activities	(19,204)	(9,590)
Cash flows from investing activities:
Proceeds from sale of marketable securities	13,988
Purchase of property and equipment	(129)
Proceeds from sale of property and equipment		9
Net cash used in investing activities	13,859	9
Cash flows from financing activities:
Proceeds from loan payable, net of expenses		4,280
Proceeds from private placement issuance of securities, net of expenses		2,541
Proceeds from convertible note payable		1,500
Repayment of loan payable	(820)
Payment for taxes related to net share settlements of restricted stock units	(151)
Net cash provided by financing activities	(971)	8,321
Effect of exchange rate changes on cash and cash equivalents	(451)
Net decrease in cash and cash equivalents	(6,767)	(1,260)
Cash, cash equivalents and restricted cash - beginning of year	11,358	2,040
Cash, cash equivalents and restricted cash - end of year	4,591	780
Supplementary disclosure of non-cash activity:
Prepayment of director and officer insurance through 3rd party financing	$ 708